ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
ACCOUNTS PAYABLE AND ACCRUED EXPENSES Disclosure [Abstract]
Accrued marketing	$ 2,186	$ 2,103
Other accrued expenses	3,173	3,182
Trade accounts payable	2,795	2,089
Accrued compensation	936	997
Sales, payroll and other taxes	444	511
Container deposits	126	352
Accounts payable and accrued expenses	$ 9,660	$ 9,234